Consolidated Balance Sheets (Parenthetical) - $ / shares	Dec. 31, 2023	Dec. 31, 2022
Statement of Financial Position [Abstract]
Common stock, par value	$ 0.01	$ 0.01
Common stock, shares authorized	1,000,000,000	1,000,000,000
Common stock, shares issued	316,200,000	313,800,000
Treasury stock, shares	110,600,000	104,800,000